Note 9 - Other Disclosures - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
From continuing operations attributable to the ordinary equity holders of the company (in EUR per share)	€ (2.21)	€ (1.07)	€ (0.97)
Total basic earnings (loss) per share	€ (2.21)	€ (1.07)	€ (0.97)